HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Shares		Value
COMMON STOCKS: 100.6%
Airlines: 3.1%
250,000	Frontier Group Holdings, Inc. [1]	$2,342,500
200,000	Hawaiian Holdings, Inc. [1]	2,862,000
		5,204,500
Apparel & Shoe Retail: 1.7%
130,000	Shoe Carnival, Inc.	2,809,300

Automobile Retail: 0.2%
3,000	America's Car-Mart, Inc. [1]	301,800

Banks: 4.1%
180,000	Hilltop Holdings, Inc.	4,798,800
30,000	Prosperity Bancshares, Inc.	2,048,100
		6,846,900
Building Materials: 5.9%
225,000	The AZEK Co., Inc. - Class A [1]	3,766,500
55,000	Eagle Materials, Inc.	6,046,700
		9,813,200
Commercial Services: 4.7%
92,000	Distribution Solutions Group, Inc. [1]	4,727,880
176,000	European Wax Center, Inc. - Class A	3,101,120
		7,829,000
Computers: 3.3%
110,000	NCR Corp. [1]	3,422,100
50,000	Super Micro Computer, Inc. [1]	2,017,500
		5,439,600
Discount Retail: 1.8%
50,000	Ollie's Bargain Outlet Holdings, Inc. [1]	2,937,500

Electrical Components & Equipment: 2.3%
37,000	Encore Wire Corp.	3,845,040

Electronics: 3.4%
50,000	Avnet, Inc.	2,144,000
175,000	Kimball Electronics, Inc. [1]	3,517,500
		5,661,500
Entertainment: 2.3%
250,000	Cinemark Holdings, Inc. [1]	3,755,000

Food: 2.1%
140,000	Sprouts Farmers Market, Inc. [1]	3,544,800

Healthcare Products: 2.9%
125,000	Inmode Ltd. [1]	2,801,250
30,000	Integer Holdings Corp. [1]	2,119,800
		4,921,050
Home Builders: 2.6%
185,000	Taylor Morrison Home Corp. [1]	4,321,600

Home Furnishings: 4.3%
195,000	Ethan Allen Interiors, Inc.	3,940,950
15,000	RH [1]	3,183,900
		7,124,850
Insurance: 1.8%
20,000	The Hanover Insurance Group, Inc.	2,925,000

Internet: 1.5%
100,000	Revolve Group, Inc. - Class A [1]	2,591,000

Iron & Steel: 7.6%
320,000	Cleveland-Cliffs, Inc. [1]	4,918,400
180,000	Commercial Metals Co.	5,958,000
100,000	United States Steel Corp.	1,791,000
		12,667,400
Leisure Time: 6.3%
50,000	Brunswick Corp.	3,269,000
220,000	Norwegian Cruise Line Holdings Ltd. [1]	2,446,400
170,000	Vista Outdoor, Inc. [1]	4,743,000
		10,458,400
Lodging: 2.2%
75,000	Boyd Gaming Corp.	3,731,250

Oil Companies Exploration & Production: 11.9%
200,000	Centennial Resource Development, Inc. [1]	1,196,000
175,000	Matador Resources Co.	8,153,250
6,500	Pioneer Natural Resources Co.	1,450,020
265,000	SM Energy Co.	9,060,350
		19,859,620
Pharmaceuticals: 1.4%
70,000	Organon & Co.	2,362,500

Restaurants: 4.4%
35,000	Cracker Barrel Old Country Store, Inc.	2,922,150
60,000	Texas Roadhouse, Inc.	4,392,000
		7,314,150
Semiconductors: 7.6%
50,000	Diodes, Inc. [1]	3,228,500
45,000	Kulicke & Soffa Industries, Inc.	1,926,450
90,000	Silicon Motion Technology Corp. - ADR	7,533,000
		12,687,950
Software: 0.8%
95,000	Upland Software, Inc. [1]	1,379,400

Sporting Goods: 2.3%
110,000	Academy Sports & Outdoors, Inc.	3,909,400

Transportation: 2.6%
35,000	Kirby Corp. [1]	2,129,400
30,000	Matson, Inc.	2,186,400
		4,315,800
U.S. Royalty Trusts: 5.5%
6,200	Texas Pacific Land Corp.	9,225,724

TOTAL COMMON STOCKS
(Cost $136,920,374)		167,783,234

TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $136,920,374)		167,783,234
Liabilities in Excess of Other Assets: (0.6)%		(992,291)
TOTAL NET ASSETS: 100.0%		$166,790,943

ADR - American Depository Receipt
[1]	Non-income producing security.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$167,783,234	$-	$-	$167,783,234
Total Investments in Securities	$167,783,234	$-	$-	$167,783,234